Consolidated Statements of Earnings (Loss) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
Net sales	$ 404,021	$ 409,461	$ 304,481
Costs and expenses:
Cost of goods sold	274,058	288,108	212,965
Insurance recovery for business interruption			(637)
Selling, general and administrative expenses	59,136	69,989	63,071
Research and development expenses	22,563	23,222	20,918
Restructuring and impairment charges	5,941	10,455	3,437
Gain on sale-leaseback transaction			(10,334)
Operating earnings	42,323	17,687	15,061
Other (expense) income:
Interest expense	(2,326)	(3,264)	(2,569)
Interest income	2,786	1,901	1,720
Other	(3,435)	1,739	232
Total other (expense) income	(2,975)	376	(617)
Earnings from continuing operations before taxes	39,348	18,063	14,444
Income tax expense	12,826	16,066	952
Earnings from continuing operations	26,522	1,997	13,492
Discontinued operations
(Loss) earnings from discontinued operations, net of tax		(5,926)	6,841
Net earnings (loss)	$ 26,522	$ (3,929)	$ 20,333
Basic
Continuing operations (in dollars per share)	$ 0.79	$ 0.06	$ 0.40
Discontinued operations (in dollars per share)		$ (0.18)	$ 0.20
Net earnings (loss) per share (in dollars per share)	$ 0.79	$ (0.12)	$ 0.60
Diluted
Continuing operations (in dollars per share)	$ 0.78	$ 0.06	$ 0.39
Discontinued operations (in dollars per share)		$ (0.18)	$ 0.20
Diluted net earnings (loss) per share (in dollars per share)	$ 0.78	$ (0.12)	$ 0.59
Basic weighted - average common shares outstanding (in shares)	33,618	33,601	33,922
Effect of dilutive securities (in shares)	512	648	601
Diluted weighted - average common shares outstanding (in shares)	34,130	34,249	34,523
Cash dividends declared per share (in dollars per share)	$ 0.160	$ 0.145	$ 0.140